Retirement Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Components of Net Pension and Other Post Retirement Benefit Costs

The components of net pension and other post retirement benefit costs for the periods presented are as follows (in thousands):

	13-Weeks Ended
	Pension Benefits		Other Postretirement Plans
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Service cost	$8,030	$6,426	$38	$35
Interest cost	8,368	9,447	108	128
Expected return on plan assets	(10,482)	(10,329)	—	—
Amortization of prior service cost	50	26	—	—
Amortization of net loss	3,257	3,440	28	8

Net periodic benefit costs	$9,223	$9,010	$174	$171

The components of net pension and other postretirement benefit costs for each fiscal year are as follows (in thousands):

	Pension Benefits
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Components of net periodic pension cost:
Service cost	$25,819	$22,405	$18,989
Interest cost	38,404	36,013	33,826
Expected return on plan assets	(41,621)	(38,295)	(34,488)
Amortization of prior service cost	102	102	102
Amortization of net loss	14,572	11,541	7,059
Settlements	17,840	—	—

Net periodic pension costs	$55,116	$31,766	$25,488

	Other Postretirement Plans
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Components of net periodic postretirement benefit costs:
Service cost	$140	$138	$120
Interest cost	512	546	595
Amortization of net loss (gain)	34	44	(6)

Net periodic other post-retirement benefit costs	$686	$728	$709

Changes in Plan Assets and Benefit Obligations

Changes in plan assets and benefit obligations recorded in other comprehensive loss for pension and other postretirement benefits for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, are as follows (in thousands):

	Pension Benefits
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Changes recognized in other comprehensive loss :
Actuarial loss	$(54,059)	$(41,101)	$(37,754)
Prior service cost	(620)	—	—
Amortization of prior service cost	102	102	102
Amortization of net loss	14,572	11,541	7,059
Settlements	17,840	—	—

Net periodic pension costs	$(22,165)	$(29,458)	$(30,593)

	Other Postretirement Plans
	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Changes recognized in other comprehensive loss:
Actuarial (loss) gain	$(661)	$449	$(643)
Amortization of net loss (gain)	34	44	(6)

Net periodic other post-retirement benefit costs	$(627)	$493	$(649)

Funded Status of the Defined Benefit Plans

The funded status of the defined benefit plans for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011

Change in benefit obligation:
Benefit obligation at beginning of period	$762,771	$676,048	$589,995
Service cost	25,819	22,405	18,989
Interest cost	38,404	36,013	33,825
Actuarial loss	82,840	52,900	55,701
Plan amendments	620	—	—
Settlements	(68,627)	(225)	(225)
Benefit disbursements	(45,838)	(24,370)	(22,237)

Benefit obligation at end of period	795,989	762,771	676,048

Change in plan assets:
Fair value of plan assets at beginning of period	564,651	502,947	440,483
Return on plan assets	70,403	50,094	52,435
Employer contribution	46,179	36,205	32,491
Settlements	(68,627)	(225)	(225)
Benefit disbursements	(45,838)	(24,370)	(22,237)

Fair value of plan assets at end of period	566,768	564,651	502,947

Net amount recognized	$(229,221)	$(198,120)	$(173,101)

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011

Change in benefit obligation:
Benefit obligation at beginning of period	$10,653	$11,065	$10,795
Service cost	140	138	120
Interest cost	512	546	595
Employee contributions	297	411	416
Actuarial loss (gain)	661	(449)	643
Benefit disbursements	(906)	(1,058)	(1,504)

Benefit obligation at end of period	11,357	10,653	11,065

Change in plan assets:
Fair value of plan assets at beginning of period	—	—	—
Employer contribution	609	647	1,088
Employee contributions	297	411	416
Benefit disbursements	(906)	(1,058)	(1,504)

Fair value of plan assets at end of period	—	—	—

Net amount recognized	$(11,357)	$(10,653)	$(11,065)

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation — current	$(401)	$(332)	$(225)
Accrued benefit obligation — noncurrent	(228,820)	(197,788)	(172,876)

Net amount recognized in the consolidated balance sheets	$(229,221)	$(198,120)	$(173,101)

Amounts recognized in accumulated other comprehensive loss consist of the following:
Prior service cost	$(1,030)	$(513)	$(615)
Net loss	(203,647)	(181,999)	(152,439)

Net liability recognized in accumulated other comprehensive loss	$(204,677)	$(182,512)	$(153,054)

Additional information:
Accumulated benefit obligation	$733,626	$721,874	$642,250
Unfunded accrued pension cost	(24,544)	(15,608)	(20,047)

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation — current	$(628)	$(630)	$(700)
Accrued benefit obligation — noncurrent	(10,729)	(10,023)	(10,365)

Net amount recognized in the consolidated balance sheets	$(11,357)	$(10,653)	$(11,065)

Amounts recognized in accumulated other comprehensive loss consist of the following:
Net loss	$(1,063)	$(436)	$(929)

Net liability recognized in accumulated other comprehensive loss	$(1,063)	$(436)	$(929)

Additional information — unfunded accrued benefit cost	$(10,294)	$(10,217)	$(10,136)

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be amortized from accumulated other comprehensive loss in the next fiscal year:
Net loss	$13,029	$112
Prior service cost	198	—

Net expected to be amortized	$13,227	$112

Assumptions to Determine Benefit Obligations at Period-end and Net Pension Costs

Assumptions used to determine benefit obligations at period-end and net pension costs were as follows:

	Pension Benefits
	December 29, 2012	December 31, 2011	January 1, 2011

Benefit obligation:
Discount rate	4.29%	5.08%	5.38%
Annual compensation increase	3.6%	4.0%	4.0%
Net cost:
Discount rate	5.08%	5.38%	5.90%
Expected return on plan assets	7.25%	7.50%	7.75%
Annual compensation increase	4.0%	4.0%	4.0%

	Other Postretirement Plans
	December 29, 2012	December 31, 2011	January 1, 2011
Benefit obligation — discount rate	3.90%	4.95%	5.10%
Net cost — discount rate	4.95%	5.10%	5.70%

Assumed Health Care Trend Rates

The assumed healthcare trend rates for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, are as follows:

	December 29, 2012	December 31, 2011	January 1, 2011

Immediate rate	7.50%	7.80%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2028	2028	2028

Schedule of Level Three Defined Benefit Plan Assets

The following table (in thousands) sets forth by level within the fair value hierarchy the assets of the Company’s defined benefit plans assets. See Note 4 — Fair Value Measurements for a detailed description of the three-tier fair value hierarchy.

	Asset Fair Value as of December 29, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,079	$—	$—	$2,079
Common collective trust funds:
Cash equivalents	—	8,178	—	8,178
Domestic equities	—	189,872	—	189,872
International equities	—	28,529	—	28,529
Mutual funds:
Domestic equities	24,060	—	—	24,060
International equities	31,346	—	—	31,346
Long-term debt securities:
Corporate debt securities:
Domestic	—	137,457	—	137,457
International	—	20,341	—	20,341
U.S. government securities	—	112,681	—	112,681
Government agencies securities	—	9,343	—	9,343
Other	—	2,882	—	2,882

	$57,485	$509,283	$—	$566,768

	Asset Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$8,345	$—	$—	$8,345
Common collective trust funds:
Cash equivalents	—	4,119	—	4,119
Domestic equities	—	205,947	—	205,947
International equities	—	25,865	—	25,865
Mutual funds:
Domestic equities	23,926	—	—	23,926
International equities	28,787	—	—	28,787
Long-term debt securities:
Corporate debt securities:
Domestic	—	114,489	—	114,489
International	—	18,002	—	18,002
U.S. government securities	—	120,698	—	120,698
Government agencies securities	—	8,568		8,568
Other	—	1,944	—	1,944
Investment contract	—	—	3,961	3,961

	$61,058	$499,632	$3,961	$564,651

Summary of Changes in the Fair Value of this Level 3 Asset

A summary of changes in the fair value of this Level 3 asset for the fiscal year ended December 29, 2012 and December 31, 2011 is as follows (in thousands):

	December 29, 2012	December 31, 2011
Balance at beginning of period	$3,961	$3,788
Net realized gain on assets	—	173
Sales and settlements — net	(3,961)	—

Balance at end of period	$—	$3,961

Estimated Future Benefit Payments

Estimated future benefit payments, under Company sponsored plans as of December 29, 2012, are as follows (in thousands):

	Pension	Postretirement
	Benefits	Plans
2013	$31,969	$629
2014	32,662	712
2015	34,006	798
2016	34,927	850
2017	37,369	870
Subsequent five years	211,348	4,486

Multiemployer Pension Plans

PPA Zone Status
Pension Fund	EIN / Plan Number	2012	2011	FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates
Central States, Southeast and Southwest Areas Pension Fund	36-6044243 / 001	Red	Red	Implemented	Yes	4/30/13 to 4/30/16
Western Conference of Teamsters Pension Trust Fund (1)	91-6145047 / 001	Green	Green	N/A	No	11/16/12 to 10/1/15 (2)
Minneapolis Food Distributing Industry Pension Plan (1)	41-6047047 / 001	Yellow	Yellow	Implemented	No	3/31/14
Teamster Pension Trust Fund of Philadelphia and Vicinity (1)	23-1511735 001	Yellow	Yellow	Pending	No	2/8/12 to 3/10/12(3)
Truck Drivers & Helpers Local 355 Pension Fund (1)	52-0951433 001	Yellow	Yellow	Pending	No	3/15/15
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	36-6491473 / 001	Green	Green	N/A	No	6/30/13
United Teamsters Trust Fund A	13-5660513 / 001	Red	Red	Implemented	Yes	5/30/15
Warehouse Employees Local 169 and Employers Joint Pension Fund (1)	23-6230368 / 001	Red	Red	Implemented	Yes	2/8/12(4)
Warehouse Employees Local No. 570 Pension Fund	52-6048848 / 001	Green	Green	N/A	No	3/15/15

(1)	The plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.
(2)	The Company is a party to multiple collective bargaining agreements requiring contributions to this pension fund. A collective bargaining agreement within this pension fund expired in 2012 and continues to operate under an extension.
(3)	The Company is a party to three collective bargaining agreements requiring contributions to this pension fund. The agreements expired in 2012 and continue to operate under extensions.
(4)	The collective bargaining agreement for this pension fund is operating under an extension.

Contributions to Multiemployer Pension Plans

The following table provides information about the Company’s contributions to its multiemployer pension plans. For plans that are not individually significant to the Company, the total amount of USF contributions is aggregated.

	USF Contributions (1) (2)			USF Contributions Exceed 5% of
Pension	(in thousands)			Total Plan Contributions (3)
Fund	2012	2011	2010	2011	2010
Central States, Southeast and Southwest Areas Pension Fund	$3,389	$3,059	$2,932	No	No
Western Conference of Teamsters Pension Trust Fund	8,309	7,965	7,390	No	No
Minneapolis Food Distributing Industry Pension Plan	4,235	3,985	3,868	Yes	Yes
Teamster Pension Trust Fund of Philadelphia and Vicinity	2,808	2,685	2,687	No	No
Truck Drivers and Helpers Local 355 Pension Fund	1,491	1,338	1,297	Yes	Yes
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	1,017	885	833	Yes	Yes
United Teamsters Trust Fund A	1,144	930	806	Yes	Yes
Warehouse Employees Local 169 and Employers Joint Pension Fund	961	948	911	Yes	Yes
Warehouse Employees Local No. 570 Pension Fund	969	878	922	Yes	Yes
Other Funds	3,935	3,768	4,437	-	-

	$28,258	$26,441	$26,083

(1)	Contributions made to these plans during the Company’s fiscal year, which may not coincide with the plans’ fiscal years.
(2)	Contributions do not include payments related to multiemployer pension withdrawals as described in Note 13 — Restructuring and Tangible Asset Impairment Charges.
(3)	Indicates where the Company was listed in the respective multiemployer plan Form 5500 for the applicable plan year as having made more than 5% of total contributions to the plan.